Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (33,740)	$ (4,892)	¥ (107,717)	¥ (18,292)
Less: Net loss attributable to non-controlling interests	(2,553)	(370)	(51)	0
Net loss attributable to common shares and redeemable preferred shares	(31,187)	(4,522)	(107,666)	(18,292)
Redeemable preferred shares redemption value accretion	0	0	0	(4,274)
Allocation to redeemable preferred shareholders	0	0	0	1,074
Net loss attributable to common shareholders-Basic and diluted	¥ (31,187)	$ (4,522)	¥ (107,666)	¥ (21,492)
Denominator:
Denominator for basic loss per share weighted-average common shares outstanding	1,021,958,881	1,021,958,881	1,021,861,206	963,817,614
Denominator for diluted loss per share weighted-average common shares outstanding	1,021,958,881	1,021,958,881	1,021,861,206	963,817,614
Basic loss per share | (per share)	¥ (0.03)	$ 0	¥ (0.11)	¥ (0.02)
Diluted loss per share | (per share)	¥ (0.03)	$ 0	¥ (0.11)	¥ (0.02)